Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2011
Components and Related Changes in Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2011 are as follows:

	Yen (millions)
	2009	2010	2011
Adjustments from foreign currency translation:
Balance at beginning of year	¥(591,269)	¥(1,068,585)	¥(977,488)
Adjustments for the year	(477,316)	91,097	(290,745)

Balance at end of year	(1,068,585)	(977,488)	(1,268,233)

Net unrealized gains on available-for-sale securities:
Balance at beginning of year	31,680	6,617	29,724
Reclassification adjustments for realized (gain) loss on available-for-sale securities	17,372	353	70
Increase (decrease) in net unrealized gains on available-for-sale securities	(42,435)	22,754	505

Balance at end of year	6,617	29,724	30,299

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	460	—	(324)
Reclassification adjustments for realized (gain) loss on derivative instruments	(412)	194	(646)
Increase (decrease) in net unrealized gains on derivative instruments	(48)	(518)	814

Balance at end of year	—	(324)	(156)

Pension and other postretirement benefits adjustment*
Balance at beginning of year	(223,069)	(260,860)	(260,074)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	8,958	7,581	7,739
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(46,749)	(6,795)	(4,955)

Balance at end of year	(260,860)	(260,074)	(257,290)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(782,198)	(1,322,828)	(1,208,162)
Adjustments for the year	(540,630)	114,666	(287,218)

Balance at end of year	¥(1,322,828)	¥(1,208,162)	¥(1,495,380)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax amount	Tax (expense) or benefit (note 11)	Net-of-tax amount
2009:
Adjustments from foreign currency translation	¥(491,509)	¥14,193	¥(477,316)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	(70,280)	27,845	(42,435)
Reclassification adjustments for losses (gains) realized in net income	28,311	(10,939)	17,372

Net unrealized gains (losses)	(41,969)	16,906	(25,063)

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(80)	32	(48)
Reclassification adjustments for losses (gains) realized in net income	(688)	276	(412)

Net unrealized gains (losses)	(768)	308	(460)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(79,119)	32,370	(46,749)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,433	(5,475)	8,958

Net unrealized gains (losses)	(64,686)	26,895	(37,791)

Other comprehensive income (loss)	¥(598,932)	¥58,302	¥(540,630)

2010:
Adjustments from foreign currency translation	¥87,644	¥3,453	¥91,097
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	35,581	(12,827)	22,754
Reclassification adjustments for losses (gains) realized in net income	588	(235)	353

Net unrealized gains (losses)	36,169	(13,062)	23,107

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(865)	347	(518)
Reclassification adjustments for losses (gains) realized in net income	324	(130)	194

Net unrealized gains (losses)	(541)	217	(324)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	6,773	(13,568)	(6,795)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	12,329	(4,748)	7,581

Net unrealized gains (losses)	19,102	(18,316)	786

Other comprehensive income (loss)	¥142,374	¥(27,708)	¥114,666

2011:
Adjustments from foreign currency translation	¥(292,106)	¥1,361	¥(290,745)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	193	312	505
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	309	266	575

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,220)	7,265	(4,955)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(411)	3,195	2,784

Other comprehensive income (loss)	¥(291,926)	¥4,708	¥(287,218)

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).